UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05495

Name of Fund: BlackRock High Income Shares (HIS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock High Income Shares, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2012 (Unaudited)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Common Stocks (a)	Shares	Value
Auto Components — 0.5%
Delphi Automotive Plc	1,419	$41,205
Delphi Automotive Plc	17,779	516,113
		557,318
Diversified Financial Services — 0.6%
Kcad Holdings I Ltd.	100,092,440	793,433
Hotels, Restaurants & Leisure — 0.0%
Travelport Worldwide Ltd.	35,081	17,540
Software — 0.0%
Bankruptcy Management Solutions, Inc.	251	8
HMH Holdings/EduMedia	39,515	395
		403
Total Common Stocks – 1.1%		1,368,694

Corporate Bonds	Par (000)
Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18	USD	100	103,500
7.13%, 3/15/21		140	145,250
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		398	421,880
			670,630
Air Freight & Logistics — 0.5%
National Air Cargo Group, Inc.,
Series 1, 12.38%, 9/02/15		286	294,603
Series 2, 12.38%, 8/16/15		289	297,908
			592,511
Airlines — 2.1%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 10/15/21		504	528,862
Continental Airlines, Inc., Series 2010-1, Class B, 6.00%, 1/12/19		192	192,382
Delta Air Lines, Inc., Series 2002-1, Class G-1, 6.72%, 1/02/23		273	289,297
Series 2009-1, Class B, 9.75%, 12/17/16		97	103,628
United Air Lines, Inc., 12.75%, 7/15/12		835	843,116

Corporate Bonds	Par (000)		Value
Airlines (concluded)
US Airways Pass-Through Trust, Series 2011-1, Class C, 10.88%, 10/22/14	USD	305	$314,161
Series 2012-1, Class C, 9.13%, 10/01/15		200	200,000
			2,471,446
Auto Components — 2.0%
Baker Corp. International, Inc., 8.25%, 6/01/19 (b)		95	95,000
Dana Holding Corp., 6.75%, 2/15/21		200	214,000
Delphi Corp., 6.13%, 5/15/21		80	85,200
Icahn Enterprises LP, 8.00%, 1/15/18		1,510	1,598,712
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		155	161,975
International Automotive Components Group, SL, 9.13%, 6/01/18 (b)		20	18,050
Titan International, Inc., 7.88%, 10/01/17		190	196,650
			2,369,587
Beverages — 0.3%
Crown European Holdings SA:
7.13%, 8/15/18 (b)	EUR	167	220,434
7.13%, 8/15/18		100	131,996
			352,430
Biotechnology — 0.1%
QHP Pharma, 10.25%, 3/15/15 (b) USD		76	76,740
Building Products — 0.7%
Building Materials Corp. of America (b):
7.00%, 2/15/20		250	262,500
6.75%, 5/01/21		420	429,450
Momentive Performance Materials, Inc., 11.50%, 12/01/16		220	165,000
			856,950
Capital Markets — 1.2%
American Capital Ltd., 7.96%, 12/31/13 (c)		320	320,899
E*Trade Financial Corp., 12.50%, 11/30/17		485	556,538
E*Trade Financial Corp., Series A, 8/31/19 (d)(e)		295	248,906
KKR Group Finance Co., 6.38%, 9/29/20 (b)		300	322,899
			1,449,242
Chemicals — 3.9%
American Pacific Corp., 9.00%, 2/01/15		400	398,000
Ashland, Inc., 9.13%, 6/01/17		10	10,975
Celanese US Holdings LLC, 5.88%, 6/15/21		810	844,425

BLACKROCK HIGH INCOME SHARES	MAY 31, 2012	1

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
Chemtura Corp., 7.88%, 9/01/18	USD	145	$150,437
Hexion US Finance Corp.:
6.63%, 4/15/20 (b)		230	232,875
9.00%, 11/15/20		145	126,512
Huntsman International LLC, 8.63%, 3/15/21		80	89,600
Ineos Finance Plc (b):
8.38%, 2/15/19		400	411,000
7.50%, 5/01/20		195	193,050
Ineos Group Holdings Plc, 8.50%, 2/15/16 (b)		75	67,688
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	164	201,306
Kraton Polymers LLC, 6.75%, 3/01/19	USD	55	56,375
LyondellBasell Industries NV, 5.75%, 4/15/24 (b)		1,210	1,240,250
Nexeo Solutions LLC, 8.38%, 3/01/18 (b)		85	81,600
PolyOne Corp., 7.38%, 9/15/20		100	105,500
Solutia, Inc., 7.88%, 3/15/20		280	327,600
TPC Group LLC, 8.25%, 10/01/17		155	162,750
			4,699,943
Commercial Banks — 1.2%
CIT Group, Inc.:
7.00%, 5/02/16 (b)		958	956,802
5.25%, 3/15/18		240	236,400
5.50%, 2/15/19 (b)		240	233,400
			1,426,602
Commercial Services & Supplies — 2.1%
ARAMARK Corp., 8.50%, 2/01/15		166	169,944
ARAMARK Holdings Corp., 8.63%, 5/01/16 (b)(f)		190	194,277
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		230	231,642
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		171	176,764
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		9	8,640
Casella Waste Systems, Inc., 7.75%, 2/15/19		304	297,920
Clean Harbors, Inc., 7.63%, 8/15/16		160	167,200
Covanta Holding Corp., 6.38%, 10/01/22		280	290,326
Iron Mountain, Inc., 7.75%, 10/01/19		160	170,400
Mead Products LLC / ACCO Brands Corp., 6.75%, 4/30/20 (b)		200	205,500
Mobile Mini, Inc., 7.88%, 12/01/20		165	173,250
RSC Equipment Rental, Inc., 8.25%, 2/01/21		392	414,540
West Corp., 8.63%, 10/01/18		65	67,763
			2,568,166

Corporate Bonds	Par (000)		Value
Communications Equipment — 0.9%
Avaya, Inc., 9.75%, 11/01/15	USD	310	$255,750
Consolidated Communications Finance Co., 10.88%, 6/01/20 (b)		290	290,000
Frontier Communications Corp., 6.25%, 1/15/13		400	409,000
Hughes Satellite Systems Corp., 6.50%, 6/15/19		170	172,550
			1,127,300
Computers & Peripherals — 0.1%
SanDisk Corp., 1.50%, 8/15/17 (e)		100	99,500
Construction & Engineering — 0.2%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (b)		90	92,925
URS Corp., 5.00%, 4/01/22 (b)		150	148,494
			241,419
Construction Materials — 1.2%
HD Supply, Inc. (b):
8.13%, 4/15/19		590	615,075
11.00%, 4/15/20		620	640,150
Xefin Lux SCA, 8.00%, 6/01/18 (b)	EUR	113	127,848
			1,383,073
Consumer Finance — 1.0%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	220	236,500
Ford Motor Credit Co. LLC:
7.80%, 6/01/12		300	300,000
7.00%, 4/15/15		270	303,075
12.00%, 5/15/15		330	416,625
			1,256,200
Containers & Packaging — 1.6%
Ardagh Packaging Finance Plc (b):
7.38%, 10/15/17	EUR	285	362,975
9.13%, 10/15/20	USD	200	206,000
9.13%, 10/15/20		200	208,000
Berry Plastics Corp.:
4.35%, 9/15/14 (g)		135	132,131
8.25%, 11/15/15		55	58,163
9.50%, 5/15/18		95	97,375
9.75%, 1/15/21		145	150,800
GCL Holdings SCA, 9.38%, 4/15/18 (b)	EUR	120	133,542
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	175	192,937
OI European Group BV, 6.88%, 3/31/17	EUR	100	127,669
Sealed Air Corp., 8.38%, 9/15/21 (b)	USD	115	126,500
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)		80	79,400
			1,875,492

BLACKROCK HIGH INCOME SHARES	MAY 31, 2012	2

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Consumer Services — 0.4%
ServiceMaster Co., 8.00%, 2/15/20	USD	440	$461,450
Diversified Financial Services — 4.4%
Ally Financial, Inc.:
7.50%, 12/31/13		90	95,400
8.00%, 11/01/31		1,520	1,710,000
Boparan Holdings Ltd. (b):
9.75%, 4/30/18	EUR	100	122,414
9.88%, 4/30/18	GBP	100	149,496
CNG Holdings, Inc., 9.38%, 5/15/20 (b)	USD	135	135,675
DPL, Inc., 7.25%, 10/15/21 (b)		530	576,375
General Motors Financial Co., Inc., 6.75%, 6/01/18		140	150,300
Leucadia National Corp., 8.13%, 9/15/15		378	422,415
Reynolds Group Issuer, Inc.:
7.75%, 10/15/16	EUR	71	90,206
7.13%, 4/15/19 (b)	USD	115	118,162
7.88%, 8/15/19 (b)		250	264,375
9.88%, 8/15/19 (b)		775	773,062
6.88%, 2/15/21 (b)		150	152,250
8.50%, 2/15/21 (b)		100	92,750
WMG Acquisition Corp.:
9.50%, 6/15/16 (b)		55	58,713
11.50%, 10/01/18		265	282,225
			5,193,818
Diversified Telecommunication Services — 2.0%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		480	369,600
ITC Deltacom, Inc., 10.50%, 4/01/16		140	147,350
Level 3 Communications, Inc., 6.50%, 10/01/16 (e)		90	122,512
Level 3 Financing, Inc.:
8.13%, 7/01/19		1,063	1,063,000
8.63%, 7/15/20 (b)		430	438,600
Windstream Corp.:
8.13%, 8/01/13		112	117,880
7.88%, 11/01/17		163	173,595
			2,432,537
Electric Utilities — 0.6%
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	550	673,275
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC / CDW Finance Corp., 8.50%, 4/01/19	USD	95	97,613
Elster Finance BV, 6.25%, 4/15/18 (b)	EUR	104	132,775
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	105	121,800
			352,188

Corporate Bonds	Par (000)		Value
Energy Equipment & Services — 3.5%
Antero Resources Finance Corp., 7.25%, 8/01/19 (b)	USD	75	$75,938
Atwood Oceanics, Inc., 6.50%, 2/01/20		65	67,275
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		185	173,900
Cie Generale de Geophysique - Veritas:
7.75%, 5/15/17		170	175,100
6.50%, 6/01/21		595	583,100
Forbes Energy Services Ltd., 9.00%, 6/15/19		165	153,037
Frac Tech Services LLC, 8.13%, 11/15/18 (b)		795	787,050
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (b)		70	70,350
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20 (b)		140	137,200
Key Energy Services, Inc., 6.75%, 3/01/21		205	205,769
MEG Energy Corp., 6.50%, 3/15/21 (b)		545	555,900
Oil States International, Inc., 6.50%, 6/01/19		140	144,550
Peabody Energy Corp.:
6.25%, 11/15/21 (b)		640	638,400
7.88%, 11/01/26		170	175,950
Precision Drilling Corp.:
6.63%, 11/15/20		70	71,050
6.50%, 12/15/21		135	136,012
			4,150,581
Food & Staples Retailing — 0.1%
Rite Aid Corp., 9.25%, 3/15/20 (b)		165	157,988
Food Products — 0.2%
Del Monte Corp., 7.63%, 2/15/19		150	145,500
Post Holdings, Inc., 7.38%, 2/15/22 (b)		105	106,838
			252,338
Health Care Equipment & Supplies — 2.3%
Bausch & Lomb, Inc., 9.88%, 11/01/15		110	115,225
Biomet, Inc.:
10.00%, 10/15/17		90	95,738
10.38%, 10/15/17 (f)		1,235	1,314,503
DJO Finance LLC:
10.88%, 11/15/14		239	243,183
8.75%, 3/15/18 (b)		200	201,000
7.75%, 4/15/18		50	40,375
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (b)		48	50,040
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		505	576,962

BLACKROCK HIGH INCOME SHARES	MAY 31, 2012	3

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Equipment & Supplies (concluded)
Teleflex, Inc., 6.88%, 6/01/19	USD	130	$137,800
			2,774,826
Health Care Providers & Services — 5.8%
Aviv Healthcare Properties LP:
7.75%, 2/15/19		190	197,600
7.75%, 2/15/19 (b)		65	66,950
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	200	252,246
Crown Newco 3 Plc, 7.00%, 2/15/18 (b)	GBP	200	292,828
HCA, Inc.:
8.50%, 4/15/19	USD	60	66,225
6.50%, 2/15/20		915	966,469
7.88%, 2/15/20		40	43,900
7.25%, 9/15/20		1,400	1,526,000
IASIS Healthcare LLC, 8.38%, 5/15/19		695	653,300
INC Research LLC, 11.50%, 7/15/19 (b)		185	175,056
inVentiv Health, Inc., 10.00%, 8/15/18 (b)		55	46,475
Omnicare, Inc., 7.75%, 6/01/20		450	493,875
Symbion, Inc., 8.00%, 6/15/16		155	151,125
Tenet Healthcare Corp.:
10.00%, 5/01/18		182	207,480
6.25%, 11/01/18 (b)		150	151,500
8.88%, 7/01/19		1,210	1,346,125
United Surgical Partners International, Inc., 9.00%, 4/01/20 (b)		125	129,688
Vanguard Health Holding Co. II LLC, 7.75%, 2/01/19 (b)		205	200,900
			6,967,742
Health Care Technology — 1.1%
IMS Health, Inc., 12.50%, 3/01/18 (b)		1,125	1,316,250
Hotels, Restaurants & Leisure — 3.8%
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		505	536,562
10.00%, 12/15/18		2,139	1,443,825
Caesars Operating Escrow, LLC., 8.50%, 2/15/20 (b)		195	194,269
Carlson Wagonlit BV, 6.88%, 6/15/19 (b)		200	199,000
Diamond Resorts Corp., 12.00%, 8/15/18		550	592,625
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)		60	56,250
MGM Resorts International:
10.38%, 5/15/14		95	106,875
11.13%, 11/15/17		790	884,800

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Travelport LLC (concluded):
5.11%, 9/01/14 (g)	USD	85	$53,763
9.88%, 9/01/14		20	13,950
9.00%, 3/01/16		60	38,700
6.47%, 12/01/16 (b)(f)(g)		188	135,852
Tropicana Entertainment LLC, 9.63%, 12/15/14 (a)(h)		215	—
Wynn Las Vegas LLC, 5.38%, 3/15/22 (b)		270	261,562
			4,518,033
Household Durables — 2.1%
Beazer Homes USA, Inc., 12.00%, 10/15/17		720	775,800
Jarden Corp., 7.50%, 1/15/20	EUR	140	176,226
Libbey Glass, Inc., 6.88%, 5/15/20 (b)	USD	110	110,275
Ryland Group, Inc., 6.63%, 5/01/20		160	160,800
Standard Pacific Corp.:
10.75%, 9/15/16		890	1,039,075
8.38%, 1/15/21		255	272,850
			2,535,026
Household Products — 0.5%
Ontex IV SA, 7.50%, 4/15/18 (b)	EUR	100	118,086
Spectrum Brands Holdings, Inc.:
9.50%, 6/15/18 (b)	USD	270	298,350
9.50%, 6/15/18		160	176,800
			593,236
Independent Power Producers & Energy Traders — 3.3%
The AES Corp., 7.38%, 7/01/21 (b)		125	135,000
Calpine Corp. (b):
7.25%, 10/15/17		80	84,400
7.50%, 2/15/21		45	47,025
7.88%, 1/15/23		90	95,175
Energy Future Holdings Corp., 10.00%, 1/15/20		825	876,562
Energy Future Intermediate Holding Co. LLC:
10.00%, 12/01/20		1,196	1,288,690
11.75%, 3/01/22 (b)		635	647,700
Laredo Petroleum, Inc.:
9.50%, 2/15/19		365	405,150
7.38%, 5/01/22 (b)		190	194,275
QEP Resources, Inc., 5.38%, 10/01/22		148	144,670
			3,918,647
Industrial Conglomerates — 2.5%
Sequa Corp. (b):
11.75%, 12/01/15		1,060	1,124,925
13.50%, 12/01/15		1,770	1,877,925
			3,002,850

BLACKROCK HIGH INCOME SHARES	MAY 31, 2012	4

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Insurance — 1.1%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)	USD	800	$830,000
CNO Financial Group, Inc., 9.00%, 1/15/18 (b)		168	178,080
Genworth Financial, Inc., 7.63%, 9/24/21		190	184,387
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		120	103,200
			1,295,667
IT Services — 2.2%
Alliance Data Systems Corp., 6.38%, 4/01/20 (b)		160	159,200
Epicor Software Corp., 8.63%, 5/01/19		230	230,575
First Data Corp.:
7.38%, 6/15/19 (b)		670	670,000
8.25%, 1/15/21 (b)		285	276,450
12.63%, 1/15/21		763	719,127
SunGard Data Systems, Inc.:
7.38%, 11/15/18		250	254,375
7.63%, 11/15/20		280	287,000
			2,596,727
Machinery — 1.2%
SPX Corp., 6.88%, 9/01/17		80	87,200
UR Financing Escrow Corp. (b):
5.75%, 7/15/18		114	115,995
7.38%, 5/15/20		195	199,875
7.63%, 4/15/22		957	978,533
			1,381,603
Media — 15.0%
Affinion Group, Inc., 7.88%, 12/15/18		365	308,425
AMC Networks, Inc., 7.75%, 7/15/21 (b)		100	111,000
CCH II LLC, 13.50%, 11/30/16		637	713,600
CCO Holdings LLC:
7.38%, 6/01/20		120	128,400
6.50%, 4/30/21		1,233	1,260,742
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (b)		525	523,688
Checkout Holding Corp., 10.68%, 11/15/15 (b)(d)		310	120,900
Cinemark USA, Inc., 8.63%, 6/15/19		120	130,500
Clear Channel Communications, Inc., 9.00%, 3/01/21		610	524,600
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		686	734,020
7.63%, 3/15/20 (b)		875	835,625
Series B, 9.25%, 12/15/17		2,436	2,618,700

Corporate Bonds	Par (000)		Value
Media (continued)
Cox Enterprises, Inc.:
Loan Close 2, 4.00%, 8/15/18	USD	321	$323,449
Loan Close 3, 4.00%, 8/15/18		367	369,795
Shares Loan, 4.00%, 8/15/18		379	381,388
CSC Holdings LLC, 8.50%, 4/15/14		180	198,225
DISH DBS Corp., 5.88%, 7/15/22 (b)		270	263,250
Gray Television, Inc., 10.50%, 6/29/15		160	164,800
Harron Communications LP, 9.13%, 4/01/20 (b)		140	146,650
Intelsat Luxemburg SA:
11.25%, 6/15/16		395	412,281
11.25%, 2/04/17		270	265,275
11.50%, 2/04/17 (f)		625	614,063
Interactive Data Corp., 10.25%, 8/01/18		615	681,112
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		155	174,763
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (b)	EUR	155	199,324
Lamar Media Corp., 5.88%, 2/01/22 (b)	USD	65	65,406
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)		335	349,656
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)		290	316,100
Nielsen Finance LLC:
11.63%, 2/01/14		72	81,810
7.75%, 10/15/18		970	1,042,750
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	100	147,185
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	230	197,800
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(e)(h)		1,427	714
Truven Health Analytics, Inc., 10.63%, 6/01/20 (b)		220	216,700
Unitymedia GmbH:
9.63%, 12/01/19	EUR	100	130,451
9.63%, 12/01/19 (b)		245	319,604
9.50%, 3/15/21		190	245,507
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH):
8.13%, 12/01/17 (b)	USD	425	448,375
8.13%, 12/01/17 (b)	EUR	175	227,207
7.50%, 3/15/19		304	382,474
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	200	216,000
UPCB Finance II Ltd., 6.38%, 7/01/20 (b)	EUR	371	441,539
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	100	163,367

BLACKROCK HIGH INCOME SHARES	MAY 31, 2012	5

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	175	$231,535
Ziggo Finance BV, 6.13%, 11/15/17 (b)		317	411,569
			17,840,324
Metals & Mining — 3.4%
FMG Resources August 2006 Property Ltd. (b):
6.88%, 2/01/18	USD	160	157,200
6.88%, 4/01/22		240	231,000
Global Brass and Copper, Inc., 9.50%, 6/01/19 (b)(i)		130	131,300
Goldcorp, Inc., 2.00%, 8/01/14 (e)		460	515,775
Kaiser Aluminum Corp., 8.25%, 6/01/20 (b)		100	100,500
New Gold, Inc., 7.00%, 4/15/20 (b)		65	66,300
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (e)		670	834,150
Novelis, Inc., 8.75%, 12/15/20		1,525	1,612,687
Taseko Mines Ltd., 7.75%, 4/15/19		190	180,500
Vedanta Resources Plc, 8.25%, 6/07/21 (b)		200	173,000
			4,002,412
Multiline Retail — 1.8%
Dollar General Corp., 11.88%, 7/15/17 (g)		2,020	2,161,420
Oil, Gas & Consumable Fuels — 10.5%
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (e)		120	101,100
Alpha Natural Resources, Inc.:
6.00%, 6/01/19		60	53,700
6.25%, 6/01/21		195	173,550
Berry Petroleum Co., 6.38%, 9/15/22		180	183,600
BreitBurn Energy Partners LP, 7.88%, 4/15/22 (b)		115	112,700
CCS, Inc., 11.00%, 11/15/15 (b)		250	258,750
Chaparral Energy, Inc., 7.63%, 11/15/22 (b)		95	97,137
Chesapeake Energy Corp.:
6.63%, 8/15/20		85	79,900
6.88%, 11/15/20		80	75,800
6.13%, 2/15/21		265	249,100
Chesapeake Midstream Partners LP, 6.13%, 7/15/22		120	114,000
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (b)		5	4,325
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		52	55,380
Concho Resources, Inc.:
7.00%, 1/15/21		75	80,438
6.50%, 1/15/22		50	52,250

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc. (concluded):
5.50%, 10/01/22	USD	210	$206,325
Consol Energy, Inc., 8.25%, 4/01/20		905	905,000
Continental Resources, Inc., 7.13%, 4/01/21		170	187,000
Copano Energy LLC, 7.13%, 4/01/21		150	154,500
Crosstex Energy LP:
8.88%, 2/15/18		85	89,250
7.13%, 6/01/22 (b)		65	64,513
Denbury Resources, Inc., 8.25%, 2/15/20		23	24,840
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		250	268,750
7.75%, 6/15/19		405	409,050
EV Energy Partners LP, 8.00%, 4/15/19		70	70,700
Everest Acquisition LLC / Everest Acquisition Finance, Inc. (b):
6.88%, 5/01/19		175	179,375
9.38%, 5/01/20		135	138,375
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		350	365,750
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (b)		190	195,700
Linn Energy LLC:
6.50%, 5/15/19 (b)		45	43,650
6.25%, 11/01/19 (b)		815	776,287
8.63%, 4/15/20		100	106,000
7.75%, 2/01/21		95	97,138
MarkWest Energy Partners LP:
6.75%, 11/01/20		25	26,563
6.25%, 6/15/22		35	35,875
Newfield Exploration Co., 6.88%, 2/01/20		350	371,000
Northern Oil and Gas, Inc., 8.00%, 6/01/20 (b)		140	139,300
Oasis Petroleum, Inc.:
7.25%, 2/01/19		150	154,500
6.50%, 11/01/21		135	135,000
Offshore Group Investments Ltd., 11.50%, 8/01/15 (b)		480	511,200
OGX Petroleo e Gas Participacoes SA (b):
8.50%, 6/01/18		1,510	1,453,375
8.38%, 4/01/22		305	288,987
PBF Holding Co. LLC, 8.25%, 2/15/20 (b)		135	129,600
PetroBakken Energy Ltd., 8.63%, 2/01/20 (b)		535	543,025
Petrohawk Energy Corp., 7.25%, 8/15/18		145	165,260
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		265	274,275

BLACKROCK HIGH INCOME SHARES	MAY 31, 2012	6

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Pioneer Natural Resources Co.:
6.88%, 5/01/18	USD	210	$247,141
7.50%, 1/15/20		65	80,375
Plains Exploration & Production Co.:
6.63%, 5/01/21		265	261,025
6.75%, 2/01/22		20	19,800
Range Resources Corp.:
8.00%, 5/15/19		170	185,300
5.75%, 6/01/21		445	458,350
Samson Investment Co., 9.75%, 2/15/20 (b)		310	308,450
SandRidge Energy, Inc.:
7.50%, 3/15/21		115	111,550
8.13%, 10/15/22 (b)		110	108,350
SESI LLC:
6.38%, 5/01/19		145	152,250
7.13%, 12/15/21 (b)		105	114,450
SM Energy Co.:
6.63%, 2/15/19		60	61,800
6.50%, 11/15/21		115	117,587
Vanguard Natural Resources, 7.88%, 4/01/20		120	118,500
			12,546,821
Paper & Forest Products — 1.2%
Boise Paper Holdings LLC:
9.00%, 11/01/17		30	33,075
8.00%, 4/01/20		50	54,750
Clearwater Paper Corp.:
10.63%, 6/15/16		185	206,275
7.13%, 11/01/18		270	284,175
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		155	153,838
NewPage Corp., 11.38%, 12/31/14 (a)(h)		995	616,900
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)		65	61,100
			1,410,113
Pharmaceuticals — 0.9%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (b)	EUR	100	129,833
Jaguar Holding Co. II, 9.50%, 12/01/19 (b)	USD	90	95,850
Spectrum Brands, Inc., 6.75%, 3/15/20 (b)		115	116,437
Valeant Pharmaceuticals International (b):
6.50%, 7/15/16		550	561,000
6.75%, 8/15/21		175	160,781
			1,063,901
Professional Services — 0.6%
FTI Consulting, Inc.:
7.75%, 10/01/16		275	285,313
6.75%, 10/01/20		425	447,312
			732,625

Corporate Bonds	Par (000)		Value
Real Estate Investment Trusts (REITs) — 0.7%
Felcor Lodging LP, 6.75%, 6/01/19	USD	635	$636,588
The Rouse Co. LP, 6.75%, 11/09/15		240	250,800
			887,388
Real Estate Management & Development — 2.0%
CBRE Services, Inc., 6.63%, 10/15/20		160	170,400
Realogy Corp.:
11.50%, 4/15/17		175	154,875
12.00%, 4/15/17		45	39,825
7.88%, 2/15/19 (b)		1,045	992,750
7.63%, 1/15/20 (b)		220	226,050
9.00%, 1/15/20 (b)		160	160,000
Shea Homes LP, 8.63%, 5/15/19		565	589,012
			2,332,912
Road & Rail — 1.0%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		55	56,925
Florida East Coast Railway Corp., 8.13%, 2/01/17		200	205,000
Hertz Corp.:
7.50%, 10/15/18		360	374,850
6.75%, 4/15/19 (b)		130	132,925
7.38%, 1/15/21		450	471,938
			1,241,638
Semiconductors & Semiconductor Equipment — 0.2%
Spansion LLC, 7.88%, 11/15/17		260	249,600
Software — 1.0%
Audatex North America, Inc., 6.75%, 6/15/18 (b)		230	236,900
Lawson Software, Inc., 9.38%, 4/01/19 (b)		790	813,700
Sophia LP, 9.75%, 1/15/19 (b)		198	205,425
			1,256,025
Specialty Retail — 2.7%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		165	177,375
Claire’s Stores, Inc., 9.00%, 3/15/19 (b)		380	380,000
Hillman Group, Inc., 10.88%, 6/01/18		250	260,625
House of Fraser Funding Plc, 8.88%, 8/15/18 (b)	GBP	129	172,969
Limited Brands, Inc.:
8.50%, 6/15/19	USD	70	82,338
5.63%, 2/15/22		70	70,525
Penske Automotive Group, Inc., 7.75%, 12/15/16		655	677,925
Phones4u Finance Plc, 9.50%, 4/01/18 (b)	GBP	130	174,310
QVC, Inc. (b):
7.13%, 4/15/17	USD	105	111,300

BLACKROCK HIGH INCOME SHARES	MAY 31, 2012	7

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Specialty Retail (concluded)
QVC, Inc. (b) (concluded):
7.50%, 10/01/19	USD	285	$309,937
7.38%, 10/15/20		130	141,700
Sally Holdings LLC:
6.88%, 11/15/19 (b)		245	260,925
5.75%, 6/01/22		190	192,137
Sonic Automotive, Inc., 9.00%, 3/15/18		175	189,000
Toys 'R' US-Delaware, Inc., 7.38%, 9/01/16 (b)		70	70,525
			3,271,591
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22 (b)		195	193,538
Trading Companies & Distributors — 0.2%
Aircastle, Ltd., 6.75%, 4/15/17 (b)		200	198,000
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)		198	201,960
Wireless Telecommunication Services — 4.7%
Cricket Communications, Inc.:
7.75%, 5/15/16		250	263,750
7.75%, 10/15/20		30	27,450
Digicel Group Ltd. (b):
8.88%, 1/15/15		370	364,450
9.13%, 1/15/15		1,220	1,201,700
8.25%, 9/01/17		565	567,825
10.50%, 4/15/18		200	204,000
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (b)		405	401,962
iPCS, Inc., 2.59%, 5/01/13 (g)		230	225,400
MetroPCS Wireless, Inc., 6.63%, 11/15/20		350	338,625
NII Capital Corp., 7.63%, 4/01/21		282	237,585
Sprint Capital Corp., 6.88%, 11/15/28		940	697,950
Sprint Nextel Corp. (b):
9.00%, 11/15/18		980	1,060,850
7.00%, 3/01/20		20	20,150
			5,611,697
Total Corporate Bonds – 103.4%			123,293,978

Floating Rate Loan Interests (g)
Airlines — 0.2%
Delta Air Lines, Inc., Credit New Term Loan B, 5.50%, 4/20/17		213	211,920
Auto Components — 0.6% Federal-Mogul Corp., Term Loan B, 2.18%, 12/29/14		499	468,776

Floating Rate Loan Interests (g)	Par (000)		Value
Auto Components (concluded)
Schaeffler AG, Term Loan C2, 6.00%, 1/27/17	USD	225	$223,875
			692,651
Building Products — 0.2%
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/30/17		191	192,532
Capital Markets — 0.4%
Nuveen Investments, Inc.:
Incremental Term Loan, 7.25%, 5/13/17		295	294,262
New Second Lien Term Loan, 8.25%, 2/28/19		185	186,099
			480,361
Chemicals — 0.6%
Ineos US Finance LLC, 6 year Term Loan, 6.50%, 5/04/18		510	499,524
Styron Sarl LLC, Term Loan B, 6.00% - 6.75%, 8/12/17		187	166,940
			666,464
Commercial Services & Supplies — 0.8%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		216	214,432
Delos Aircraft, Inc., Term Loan 2, 4.75%, 4/12/16		325	324,594
Volume Services America, Inc., Term Loan B, 10.50% - 11.75%, 9/16/16		443	440,666
			979,692
Communications Equipment — 0.1%
Avaya, Inc., Term Loan B1, 3.22%, 10/24/14		115	107,995
Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 7.25%, 10/12/17		495	496,980
Consumer Finance — 1.7%
Springleaf Finance Corp., Term Loan, 5.50%, 5/10/17		2,245	2,070,070
Diversified Consumer Services — 0.1%
Laureate Education, Inc., Extended Term Loan, 5.25%, 8/15/18		65	62,122
ServiceMaster Co.:
Delayed Draw Term Loan, 2.74%, 7/24/14		4	3,920
Term Loan, 2.74% - 2.99%, 7/24/14		40	39,361
			105,403
Diversified Telecommunication Services — 0.8%
Hawaiian Telcom Communications, Inc., Term Loan B, 7.00%, 2/28/17		405	399,431

BLACKROCK HIGH INCOME SHARES	MAY 31, 2012	8

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (g)	Par (000)		Value
Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc.:
Term Loan B3, 5.75%, 8/31/18	USD	400	$396,216
Tranche A Term Loan, 2.49% - 2.72%, 3/13/14		225	218,907
			1,014,554
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC, Extended Term Loan, 4.00%, 7/14/17		123	117,686
Energy Equipment & Services — 2.3%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		896	913,869
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		1,641	1,690,667
Tervita Corp. (FKA CCS Corp.), Incremental Term Loan, 6.50%, 10/17/14		120	119,101
			2,723,637
Food & Staples Retailing — 0.1%
US Foodservice, Inc., Term Loan B, 2.74%, 7/03/14		75	72,157
Food Products — 0.3%
Advance Pierre Foods, Term Loan (Second Lien), 11.25%, 9/29/17		400	402,124
Health Care Equipment & Supplies — 0.5%
Bausch & Lomb, Inc., Term Loan B, 1.00%, 5/17/19		215	211,121
Hupah Finance Inc., Term Loan B, 6.25%, 1/21/19		350	351,096
			562,217
Health Care Providers & Services — 0.6%

Harden Healthcare LLC, Term Loan A, 8.50%, 3/02/15		171	167,747
Harden Healthcare LLC, Tranche A Additional Term Loan, 7.75%, 3/02/15		229	224,684
inVentiv Health, Inc., Combined Term Loan B, 6.50%, 8/04/16		328	307,497
			699,928
Hotels, Restaurants & Leisure — 1.2%
Caesars Entertainment
Operating Co., Inc.:
Extended Term Loan B6, 5.49%, 1/26/18		90	79,214
Incremental Term Loan B4, 9.50%, 10/31/16		219	220,850
Term Loan B1, 3.24%, 1/28/15		194	176,858
Term Loan B2, 3.24%, 1/28/15		119	108,866
Term Loan B3, 3.24% - 3.47%, 1/28/15		451	411,653

Floating Rate Loan Interests (g)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
OSI Restaurant Partners LLC:
Revolver, 2.54% - 2.72%, 6/14/13	USD	4	$3,946
Term Loan B, 2.56%, 6/14/14		41	39,896
Sabre, Inc., Non Extended Initial Term Loan, 2.24%, 9/30/14		45	42,760
Station Casinos, Inc., Term Loan B1, 3.24%, 6/17/16		373	350,786
Travelport LLC:
Extended Tranche A Term Loan, 6.47%, 9/28/12		87	33,745
Extended Tranche B Term Loan, 13.97%, 12/01/16		274	27,379
			1,495,953
Industrial Conglomerates — 0.2%
Sequa Corp.:
Incremental Term Loan, 6.25%, 12/03/14		204	203,976
Term Loan, 3.72%, 12/03/14		70	68,633
			272,609
IT Services — 0.3%
First Data Corp., Extended Term Loan B, 4.24%, 3/23/18		355	320,704
Leisure Equipment & Products — 0.2%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		293	292,568
Machinery — 0.2%
Rexnord Corp., Term Loan B, 5.00%, 4/02/18		264	262,752
Media — 5.8%
Affinion Group, Inc., Tranche B Term Loan, 5.00%, 7/16/15		20	18,358
Cengage Learning Acquisitions, Inc.:
Term Loan, 2.49%, 7/03/14		140	126,098
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		722	690,748
Cequel Communications LLC, Term Loan B, 4.00%, 2/14/19		200	194,800
Clear Channel Communications:
Term Loan B, 3.89%, 1/28/16		950	738,805
Term Loan C, 3.89%, 1/28/16		174	134,556
EMI Music Publishing Ltd., Term Loan B, 1.00%, 11/14/17		250	248,437
HMH Publishing Co. Ltd., Term Loan, 6/12/14		419	232,421

BLACKROCK HIGH INCOME SHARES	MAY 31, 2012	9

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (g)	Par (000)		Value
Media (concluded)
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings Ltd.), Tranche B Term Loan, 5.25%, 4/02/18	USD	3,267	$3,237,728
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		185	181,305
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		750	764,535
Univision Communications, Inc., Extended First Lien Term Loan, 4.49%, 3/31/17		150	137,457
Wolverine Healthcare, Term Loan B, 6.75%, 5/12/17		165	162,319
			6,867,567
Metals & Mining — 0.2%
Constellium Holding Co. BV, Term Loan B, 9.25%, 5/22/18		190	185,250
Oil, Gas & Consumable Fuels — 1.3%
Chesapeake Energy Corp., Unsecured Term Loan, 8.50%, 12/01/17		1,035	1,015,852
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		513	512,875
			1,528,727
Paper & Forest Products — 0.5%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13		300	302,376
Verso Paper Finance Holdings LLC, Term Loan, 6.72% - 7.47%, 2/01/13		543	271,658
			574,034
Pharmaceuticals — 0.2%
Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, 12/05/18		190	189,559
Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., Term Loan A1, 5.00%, 6/28/13		574	571,384
Real Estate Management & Development — 0.3%
Realogy Corp.,
Extended Synthetic Letter of Credit Loan, 4.49%, 10/10/16		35	31,645
Extended Term Loan, 4.49%, 10/10/16		245	223,613
Stockbridge SBE Holdings LLC, Term Loan B, 13.00%, 5/02/17		80	78,800
			334,058
Semiconductors & Semiconductor Equipment — 0.0%
NXP BV, Term Loan A-2, 5.50%, 3/03/17		30	29,457

Floating Rate Loan Interests (g)	Par (000)		Value
Software — 0.5%
Lawson Software, Inc., Term Loan B, 6.25%, 4/05/18	USD	545	$543,932
Magic Newco LLC, Second Lien Term Loan, 1.00%, 12/06/19		110	106,241
			650,173
Specialty Retail — 0.1%
Claire’s Stores, Inc., Term Loan B, 2.99% - 3.22%, 5/29/14		170	158,196
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		510	495,552
Wireless Telecommunication Services — 1.3%
Crown Castle International Corp., Term Loan B, 4.00%, 1/31/19		100	98,254
Vodafone Americas Finance 2, Inc.: Term Loan, 6.88%, 8/11/15 (f) Term Loan B, 6.25%, 7/11/16 (f)		831 619	843,105 628,031
			1,569,390
Total Floating Rate Loan Interests – 23.0%			27,394,304

Preferred Securities
Capital Trusts
Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (g)	390	222,406
Oil, Gas & Consumable Fuels — 0.1%
Range Resources Corp., 5.00%, 8/15/22	193	185,280
Total Capital Trusts – 0.3%		407,686

Preferred Stocks	Shares
Auto Components — 0.6%
Dana Holding Corp., 4.00% (b)(e)	6,200	709,900
Diversified Financial Services — 1.3%
Ally Financial, Inc., 7.00% (b)	1,783	1,528,811
Media — 0.1%
Emmis Communications Corp., Series A, 6.25%	10,300	152,440

BLACKROCK HIGH INCOME SHARES	MAY 31, 2012	10

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Preferred Securities	Shares	Value
Preferred Stocks
Real Estate Investment Trusts (REITs) — 0.0%
MPG Office Trust, Inc., Series A, 7.63% (a)	4,171	$59,437
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O, 7.00% (a)(g)	10,000	21,500
Freddie Mac, Series Z, 0.00% (a)(g)	31,930	53,642
		75,142
Total Preferred Stocks – 2.1%		2,525,730

Trust Preferreds
Diversified Financial Services — 1.0%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (g)	36,210	829,933
RBS Capital Funding Trust VII, 6.08%, 12/31/49 (g)	27,000	368,550
Total Trust Preferreds – 1.0%		1,198,483
Total Preferred Securities – 3.4%		4,131,899

Warrants (j)
Media — 0.1%
Cumulus Media, Inc. (Issued/Exercisable 9/16/11, 0.01 Share for 1 Warrant, Expires 6/03/30, Strike Price $2.88)	18,441	108,407
Software — 0.0%
Bankruptcy Management Solutions, Inc.
(Expires 9/29/17,)	167	—
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 3/09/17, Strike Price $12.26)	3,476	—
		—
Total Warrants – 0.1%		108,407

Total Long-Term Investments (Cost – $158,208,401) – 131.0%		156,297,282

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (k)(l)	1,885,451	$1,885,451
Total Short-Term Securities (Cost – $1,885,451) – 1.6%		1,885,451

	Contracts
Options Purchased
Exchange-Traded Put Options — 0.1%
SPDR S&P 500 ETF Trust, Strike Price USD 132.00, Expires 6/16/12	355	103,127
Total Options Purchased (Cost – $137,394) – 0.1%		103,127
Total Investments Before Options Written (Cost – $160,231,246*) – 132.7%		158,285,860

Options Written
Exchange-Traded Put Options — (0.0)%
SPDR S&P 500 ETF Trust, Strike Price USD 122.00, Expires 6/16/12	355	(13,845)
Total Options Written (Premiums Received – $34,426) – (0.0)%		(13,845)
Total Investments, Net of Options Written – 132.7%		158,272,015
Liabilities in Excess of Other Assets – (32.7)%		(39,035,834)
Net Assets – 100.0%		$119,236,181

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$160,409,478
Gross unrealized appreciation	$4,177,911
Gross unrealized depreciation	(6,301,529)
Net unrealized depreciation	$(2,123,618)

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

BLACKROCK HIGH INCOME SHARES	MAY 31, 2012	11

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)

(e)	Convertible security.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(g)	Variable rate security. Rate shown is as of report date.
(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(i)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Goldman Sachs & Co., Inc.	$131,300	$1,300

(j)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(k)	Represents the current yield as of report date.

(l)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	822,452	1,062,999	1,885,451	$475

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

DIP	Debtor-In-Possession
EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization
ETF	Exchange-Traded Fund
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
SPDR	Standard and Poor’s Depositary Receipts
USD	US Dollar

BLACKROCK HIGH INCOME SHARES	MAY 31, 2012	12

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
33	S&P 500 Index EMini	Chicago Mercantile	June 2012	$2,160,180	$31,029

•	Foreign currency exchange contracts as of May 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	380,000	USD	491,109	Citibank NA	7/18/12	$(21,124)
USD	983,620	GBP	622,000	Citibank NA	7/18/12	25,194
EUR	136,000	USD	179,791	Citibank NA	7/25/12	(11,575)
EUR	70,000	USD	89,125	UBS AG	7/25/12	(2,544)
USD	6,556,748	EUR	4,967,000	JPMorgan Chase Securities, Inc.	7/25/12	413,169
Total						$403,120

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK HIGH INCOME SHARES	MAY 31, 2012	13

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks	$41,205	$516,121	$811,368	$1,368,694
Corporate Bonds	—	121,626,121	1,667,857	123,293,978
Floating Rate Loan Interests	—	24,426,398	2,967,906	27,394,304
Preferred Securities	1,485,502	2,646,397	—	4,131,899
Warrants	—	108,407	—	108,407
Short-Term Securities	1,885,451	—	—	1,885,451
Total	$3,412,158	$149,323,444	$5,447,131	$158,182,733

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets
Equity contracts	$134,156	—	—	$134,156
Foreign currency exchange contracts	$—	438,363	—	438,363
Liabilities
Equity contracts	(13,845)	—	—	(13,845)
Foreign currency exchange contracts	—	(35,243)	—	(35,243)
Total	$120,311	$403,120	—	$523,431

1 Derivative financial instruments are swaps and financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency	$18,149	—	—	$18,149
Cash	359,525	—	—	359,525
Cash pledged as collateral for financial futures contracts	139,000	—	—	139,000
Liabilities:
Loan Payable	—	$(42,000,000)	—	(42,000,000)
Total	$516,674	$(42,000,000)	—	$(41,483,326)

BLACKROCK HIGH INCOME SHARES	MAY 31, 2012	14

Schedule of Investments(concluded)	BlackRock High Income Shares (HIS)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2012.

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee to determine the fair value of certain of the Trust’s Level 3 investments as of May 31, 2012:

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs[2]
Assets:
Common Stocks	$ 793,433	Market Comparable Companies	EBITDA Multiple	6.3x	6.3x
Corporate Bonds	1,667,143	Market Comparable Companies	Yield	7.00% - 9.67%	8.72%
Floating Rate Loan Interests	271,658	Estimated Final Distribution	Probable Outcome	50%	50%
Total[3]	$2,732,234

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Yield	Decrease	Increase
Probable Outcome	Increase	Decrease

[2]	Unobservable inputs are weighted based on the value of the investments included in the range.

[3]

Does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. See above valuation input table for values of such Level 3 investments. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Assets:
Opening balance as of August 31, 2011	$1,023,120	$1,804,070	$3,539,166	$476	$137,173	$104,162	$6,608,167
Transfers into Level 3[1]	—	—	443,860	—	—	—	443,860
Transfers out of Level 3[1]	—	—	(774,375)	—	—	(104,160)	(878,535)
Accrued discounts/ premiums	—	—	20,078	—	—	—	20,078
Net realized gain (loss).	—	37,258	5,758	—	—	—	43,016
Net change in unrealized appreciation/depreciation[2]	(309,609)	(66,903)	(190,050)	(476)	(137,173)	(2)	(704,213)
Purchases	97,857	20,922	387,538	—	—	—	506,317
Sales	—	(127,490)	(464,069)	—	—	—	(591,559)
Closing balance as of May 31, 2012	$811,368	$1,667,857	$2,967,906	—	—	—	$5,447,131

[1]	Transfers into and transfers out of Level 3 represent the beginning of the reporting period value.

[2]	The change in unrealized depreciation on securities still held as of May 31, 2012 was $(566,563).

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

BLACKROCK HIGH INCOME SHARES	MAY 31, 2012	15

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Shares

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock High Income Shares

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock High Income Shares

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Income Shares

Date: July 25, 2012